Operating profit	12 Months Ended
Mar. 31, 2018
Analysis of income and expense [abstract]
Operating profit
Operating profit

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Operating profit is stated after accounting for the following charges:
Amortization (notes 7 and 31.2)	63,926	44,734	47,586
Depreciation (notes 6 and 31.2)	151,945	98,508	75,037
Impairment of intangible assets (notes 7 and 31.2)	2,687	3,166	2,871
Impairment/(reversal of impairment) of property, plant and equipment (notes 6 and 31.2)	9	(791)	1,905
Operating lease charges — premises, vehicles and equipment	24,622	24,690	23,536
Restructuring costs (note 19)	(741)	14,561	(333)
Write-down of inventory to net realizable value (notes 9 and 31.2)	9,294	9,967	5,317
Research expenditure	1,624	2,398	1,540
Transaction costs arising from investigating strategic alternatives	—	—	5,037
Professional fees	32,689	22,358	24,940
Staff costs	601,656	587,474	573,165
– Salaries, wages and other costs	564,207	554,793	540,227
– Pension costs (note 17)	27,097	29,370	27,118
– Equity-settled share-based payments (notes 14 and 31.2)	9,000	2,247	7,838
– Cash-settled share-based payments (note 20)	1,352	1,064	(2,018)

Number of employees at the end of the year	1,054	1,056	1,089

Investigating strategic alternatives
During fiscal 2016, the Board of Directors entered into a process of investigating strategic alternatives relating to the Group. This extensive review, conducted with guidance from external advisers, included the optimization of capital structures and an evaluation of various ownership options.